Stockholders' Equity (Tables) (Stock Transactions [Member])	12 Months Ended
Dec. 31, 2013
Stock Transactions [Member]
Stockholders' Equity (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]	For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value of Common
	Shares Issued	Shares as Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-